Shareholders Equity (Unaudited) (USD $)	Common Stock Shares	Common Stock Amount	Additional Paid in Capital	(Deficit) Accumulated During Development Stage	Stockholders’ Equity (Deficit)
Beginning balance, February 9, 2010 at Feb. 08, 2010
Sale of 1,500,000 shares at $.01 per shares, February 10, 2010	$ 1,500,000	$ 1,500	$ 13,500		$ 15,000
Net loss				(1,714)	(1,714)
Balance, April 30, 2010	1,500,000	1,500	13,500	(1,714)	13,286
Net loss				(32,934)	(32,934)
Balance, April 30, 2011	1,500,000	1,500	13,500	(34,648)	(19,648)
Sale of 500,000 shares at $.01 per shares, May 18, 2011	500,000	500	4,500		5,000
Sale of 500,000 shares at $.01 per shares, July 14, 2011	500,000	500	4,500		5,000
Sale of 1,100,000 shares at $.01 per shares, August through October 2011	1,100,000	1,100	9,900		11,000
Net loss				(31,213)	(31,213)
Balance, April 30, 2012	3,600,000	3,600	32,400	(65,861)	(29,861)
Net loss				$ (42,157)	$ (42,157)
Balance, October 31, 2012 at Oct. 31, 2012	3,600,000	3,600	32,400	(108,018)	(72,018)